Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Fixed Assets
Beginning balance	€ 197,941
Ending balance	228,456
Technical equipment and machines
Fixed Assets
Additions	7,690	€ 8,661
Assets under construction
Fixed Assets
Additions	32,918	€ 56,746
Company-owned GMP IV facility
Fixed Assets
Additions	€ 30,427